BORROWINGS (Schedule of Future Principal Repayment on the Long-term Bank Loans) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Future principal repayment on the long-term bank loans
2015	$ 16,483
2016	1,171
2017	33,152
2018	1,270
2019 and after	6,084
Total	$ 58,160	$ 73,300